Statement of Changes in Net Assets Available for Benefits - EBP 018 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net assets available for benefits at beginning of year	$ 1,170,899
Contributions:
Participant	45,034
Employer	22,794
Total contributions	67,828
Interest in net investment gain from participation in Lockheed Martin Corporation Defined Contribution Plans Master Trust	130,717
Interest income on notes receivable from participants	2,214
Total additions	200,759
Deductions from net assets:
Distributions and withdrawals	114,939
Administrative expenses	1,726
Total deductions	116,665
Change in net assets	84,094
Transfers to other plan	(35,880)
Net assets available for benefits at end of year	$ 1,219,113